Disclosures about fair value of financial instruments - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash equivalents	$ 106,856	$ 49,038
Short-term Investments	0	25
Derivatives	122,603	58,107
Total Assets	229,459	107,170
Liabilities
Derivatives	20,525	14,037
Total Liabilities	20,525	14,037
Quoted Prices in Active Markets For Identical Assets (Level 1)
Assets
Cash equivalents	106,856	49,038
Short-term Investments	0	25
Derivatives	0	0
Total Assets	106,856	49,063
Liabilities
Derivatives	0	0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash equivalents	0	0
Short-term Investments	0	0
Derivatives	122,603	58,107
Total Assets	122,603	58,107
Liabilities
Derivatives	20,525	14,037
Total Liabilities	20,525	14,037
Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents	0	0
Short-term Investments	0	0
Derivatives	0	0
Total Assets	0	0
Liabilities
Derivatives	0	0
Total Liabilities	$ 0	$ 0